                               INVESTMENT ADVISER
                          OLDE ASSET MANAGEMENT, INC.

                             PRINCIPAL UNDERWRITER
                           OLDE DISCOUNT CORPORATION

                                   CUSTODIAN
                              THE BANK OF NEW YORK

                              INDEPENDENT AUDITORS
                               ERNST & YOUNG LLP

                                 TRANSFER AGENT
                           OLDE DISCOUNT CORPORATION

                         For information regarding your
                         account, telephone your local
                          OLDE Discount branch office
                                       or
                         OLDE Discount Customer Service
                               at: 1-800-235-3100
                      This report is authorized for use by
                    nonshareholders only when accompanied or
                      preceded by a current prospectus of
                              OLDE Custodian Fund.

                                      OLDE
                                 CUSTODIAN FUND
                                 ANNUAL REPORT
                                OCTOBER 31, 1998

                                   OLDE MONEY
                                 MARKET SERIES

                                  OLDE PREMIUM
                              MONEY MARKET SERIES

                               OLDE PREMIUM PLUS
                              MONEY MARKET SERIES

1268 - 6/98

GRAPHIC OF BUILDING

                                    TOP LOGO
                              OLDE CUSTODIAN FUND

                                        December 4, 1998

Dear Shareholder,

We are pleased to present the Annual Report for the year ending October 31, 1998, for OLDE Custodian Fund. The Fund consists of OLDE Money Market Series, OLDE Premium Money Market Series, and OLDE Premium Plus Money Market Series.

The past year has been characterized by periods of active movements in rates and relative valuations of securities in nearly all financial markets. Investors tended to sell holdings with perceived risks to invest in safe holdings such as short-term money market instruments. This flight to greater safety, stability and liquidity led to sharp rallies in U.S. Treasury securities and created both a widening of credit spreads and increasing concern over the availability of credit.

The U.S. Federal Reserve has tried to mitigate investors' credit concerns by lowering the federal funds rate three times in the past two months. The Fed's action is a signal to investors that it stands ready and willing to supply the financial markets, banks and businesses with the liquidity necessary to keep the economy growing. This action in our view has proven to be moderately successful, nonetheless, credit spreads remain wider than a year ago.

Fortunately for the Fed, it has not had to worry about its easings reigniting inflation. This is largely due to the competitive nature of today's worldwide business environment. Consequently, further easing of the federal funds rate is likely in 1999.

Money market investors can anticipate slightly lower investment returns in the near-term as the Fed's previous rate cuts work their way through the system. As 1999 unfolds, macroeconomic events will determine the direction of interest rates. At present, the probabilities favor flat to lower interest rates in the first half of the year.

The Adviser has selectively taken advantage of the attractive yields present in certain segments of money market offerings, particularly adjustable rate securities, which are offering better value than has been available for sometime. Be assured that the Adviser will continue to give primary attention to investment quality and liquidity while seeking money market securities with attractive yields.

                                           Sincerely,
                                           OLDE CUSTODIAN FUND

                                           LISA FILDES

                                           Lisa S. Fildes
                                           President

                                  BOTTOM LOGO

--------------------------------------------------------------------------------
                              OLDE CUSTODIAN FUND
--------------------------------------------------------------------------------

                            OLDE MONEY MARKET SERIES
                            SCHEDULE OF INVESTMENTS
                                OCTOBER 31, 1998

 PRINCIPAL                                                                      AMORTIZED
  AMOUNT                                                                           COST
               DOMESTIC COMMERCIAL PAPER - 34.73%
$11,585,000    Morgan Stanley Dean Witter Discover, 5.300%, due
               11/02/98....................................................    $ 11,583,294
  4,000,000    Conagra Incorporated, 5.600%, due 11/03/98..................       3,998,756
  8,000,000    G.E. Company, 5.250%, due 11/04/98..........................       7,996,500
  8,605,000    G.E. Company, 5.250%, due 11/05/98..........................       8,599,981
  7,920,000    Norwest Financial Incorporated, 5.390%, due 11/06/98........       7,914,071
  5,000,000    Aetna Services Incorporated, 5.260%, due 11/09/98...........       4,994,156
  2,230,000    Goldman Sachs Group, L.P., 5.340%, due 11/09/98.............       2,227,354
  4,235,000    Goldman Sachs Group, L.P., 5.170%, due 11/16/98.............       4,225,877
  8,820,000    GTE Corporation, 5.270%, due 11/17/98.......................       8,799,342
  6,350,000    Sears Acceptance Corporation, 5.270%, due 11/18/98..........       6,334,197
  7,000,000    Norwest Financial Incorporated, 5.250%, due 11/19/98........       6,981,625
  6,500,000    CIGNA Corporation, 5.120%, due 11/20/98.....................       6,482,436
  6,475,000    CIGNA Corporation, 5.120%, due 11/23/98.....................       6,454,740
  7,925,000    Sears Acceptance Corporation, 5.290%, due 11/24/98..........       7,898,216
  6,000,000    Household Finance Corporation, 5.230%, due 11/25/98.........       5,979,080
  5,995,000    Household Finance Corporation, 5.230%, due 11/27/98.........       5,972,356
 10,165,000    Associates Corporation NA, 5.090%, due 12/07/98.............      10,113,260
  8,000,000    G.E. Capital Corporation, 5.090%, due 12/08/98..............       7,958,149
  7,795,000    Associates Corporation NA, 5.080%, due 12/09/98.............       7,753,201
  6,005,000    G.E. Capital Services, 5.210%, due 12/15/98.................       5,966,761
  4,635,000    General Motors Acceptance Corporation, 5.160%, due
               01/13/99....................................................       4,586,503
  6,980,000    Deere & Company, 5.080%, due 01/27/99.......................       6,894,309
  8,740,000    G.E. Capital Services, 5.060%, due 02/12/99.................       8,613,469
                                                                               ------------
                                                                                158,327,633
               YANKEE COMMERCIAL PAPER - 17.14%
  7,087,000    Hitachi Credit America Corporation, 5.650%, due 11/02/98....       7,085,887
  6,080,000    Deutsche Bank Financial Incorporated, 5.200%, due
               11/03/98....................................................       6,078,243
  8,000,000    Deutsche Bank Financial Incorporated, 5.330%, due
               11/10/98....................................................       7,989,340
  6,000,000    Daimler Benz NA Corporation, 5.260%, due 11/12/98...........       5,990,357
  9,000,000    Canon U.S.A. Incorporated, 5.350%, due 11/13/98.............       8,983,950
  5,720,000    Hitachi Credit America Corporation, 5.400%, due 12/10/98....       5,686,538
  3,555,000    American Honda Finance, 5.200%, due 01/13/99................       3,517,515
  7,500,000    Fuji Photo Film Finance USA Incorporated, 5.100%, due
               01/14/99....................................................       7,421,375
  9,325,000    FCE Bank PLC, 5.110%, due 01/15/99..........................       9,225,728
  7,500,000    FCE Bank PLC, 5.100%, due 01/28/99..........................       7,406,500
  8,880,000    AKZO Nobel Incorporated, 5.100%, due 02/18/99...............       8,742,878
                                                                               ------------
                                                                                 78,128,311

 PRINCIPAL                                                                      AMORTIZED
  AMOUNT                                                                           COST
               SHORT TERM NOTES - 47.81%
$ 2,000,000    U.S. Bankcorp NA, 5.093%, due 11/16/98 (a)..................    $  1,999,947
  6,000,000    NationsBank of Texas NA, 5.600%, due 12/18/98 (a)...........       6,001,236
  5,000,000    Salomon Smith Barney Holdings, 5.180%, due 01/14/99.........       5,000,000
 10,000,000    Abbey National Treasury, 5.540%, due 01/20/99...............       9,996,214
  5,000,000    Key Bank NA, 5.130%, due 01/29/99 (a).......................       4,999,404
  7,000,000    Toyota Motor Credit Corporation, 5.560%, due 01/29/99.......       6,999,341
  4,000,000    Abbey National Treasury, 5.500%, due 02/02/99...............       3,998,728
  4,000,000    Merrill Lynch & Company, 5.169%, due 02/26/99 (a)...........       4,000,000
  7,000,000    J.P. Morgan & Company, 5.750%, due 03/10/99.................       7,000,000
  7,000,000    Chrysler Financial Corporation, 5.208%, due 03/11/99 (a)....       7,000,101
 10,000,000    First Bank NA (U.S. Bank NA), 5.323%, due 03/17/99 (a)......      10,005,251
  6,000,000    National City Bank Indiana, 5.107%, due 04/20/99 (a)........       5,998,351
 10,000,000    American Express Centurion Bank, 5.159%, due 04/26/99 (a)...      10,000,000
  6,000,000    American Honda Finance, 5.199%, due 04/28/99 (a)............       6,000,000
 10,000,000    General Motors Acceptance Corporation, 5.390%, due
               04/30/99....................................................      10,000,651
  7,000,000    Bank One NA, 5.740%, due 05/11/99...........................       6,997,863
  8,000,000    U.S. Bank NA, 5.103%, due 05/20/99 (a)......................       7,997,625
  8,000,000    J.P. Morgan & Company, 5.265%, due 07/07/99 (a).............       7,996,786
 15,000,000    First National Bank of Chicago, 5.286%, due 07/14/99 (a)....      14,994,319
  4,000,000    John Deere Capital Corporation, 5.650%, due 08/06/99........       3,998,172
  8,000,000    American Express Centurion Bank, 5.353%, due 08/18/99 (a)...       8,000,000
  8,000,000    Pepsico Incorporated, 5.498%, due 08/19/99 (a)..............       7,992,803
 10,000,000    Norwest Corporation, 5.550%, due 08/31/99...................       9,996,018
  2,000,000    G.E. Capital Corporation, 5.544%, due 09/08/99 (a)..........       2,000,000
  8,000,000    IBM Credit Corporation, 5.450%, due 09/16/99 (a)............       8,000,000
  8,000,000    Key Bank NA, 5.345%, due 09/23/99 (a).......................       7,996,427
 10,000,000    Toyota Motor Credit Corporation, 5.283%, due 10/06/99 (a)...       9,997,260
  6,000,000    IBM Corporation, 5.293%, due 10/19/99 (a)...................       5,997,686
  2,000,000    Toyota Motor Credit Corporation, 5.383%, due 10/19/99 (a)...       2,000,000
  5,000,000    General Motors Acceptance Corporation, 5.179%, due
               10/28/99....................................................       4,994,439
 10,000,000    Caterpillar Financial Services Corporation, 5.480%, due
               11/15/99....................................................       9,998,008
                                                                               ------------
                                                                                217,956,630
                                                                               ------------
                                                     TOTAL INVESTMENTS -
                                                     99.7% ................     454,412,574
                                                     OTHER ASSETS LESS
                                                     LIABILITIES - 0.3% ...       1,503,330
                                                                               ------------
                                                     NET ASSETS - 100% ....    $455,915,904
                                                                               ============

   (a)- Variable rate securities. The rates shown are the current rates as of
                               October 31, 1998.

                            See accompanying notes.

--------------------------------------------------------------------------------
                              OLDE CUSTODIAN FUND
--------------------------------------------------------------------------------

                            OLDE MONEY MARKET SERIES
                      STATEMENT OF ASSETS AND LIABILITIES
                                OCTOBER 31, 1998

ASSETS:
  Investments at amortized cost (Note 1)....................    $454,412,574
  Interest receivable.......................................       1,839,375
  Prepaid expenses..........................................          40,756
                                                                ------------
    TOTAL ASSETS............................................     456,292,705
LIABILITIES:
  Dividends payable (Note 2)................................         108,375
  Accrued expenses..........................................         149,048
  Payable to OLDE Asset Management, Inc.....................         119,378
                                                                ------------
    TOTAL LIABILITIES.......................................         376,801
                                                                ------------
NET ASSETS applicable to 455,915,904 outstanding shares,
  unlimited number of shares authorized, $0.01 par value....    $455,915,904
                                                                ============
NET ASSET VALUE, offering and redemption price per share
  on 455,915,904 shares of beneficial interest
  outstanding...............................................           $1.00
                                                                ============

                            OLDE MONEY MARKET SERIES
                            STATEMENT OF OPERATIONS
                          YEAR ENDED OCTOBER 31, 1998

INTEREST INCOME (Note 1):...................................    $ 24,049,831
EXPENSES:
  Management fees...........................................       2,117,687
  Transfer agent fees.......................................       1,414,201
  Custodian fees............................................          29,250
  Professional fees.........................................          18,798
  Accounting fees...........................................          16,500
  Printing and postage......................................          69,805
  Trustee fees..............................................           7,300
  Insurance.................................................           9,284
  Registration costs........................................         106,396
  12b-1 distribution costs..................................          85,030
                                                                ------------
    TOTAL EXPENSES..........................................       3,874,251
                                                                ------------
NET INVESTMENT INCOME.......................................    $ 20,175,580
                                                                ============

                            See accompanying notes.

--------------------------------------------------------------------------------
                              OLDE CUSTODIAN FUND
--------------------------------------------------------------------------------

                            OLDE MONEY MARKET SERIES
                      STATEMENTS OF CHANGES IN NET ASSETS

                                                                      YEAR ENDED OCTOBER 31
                                                                     1998               1997
                                                                ---------------    ---------------
OPERATIONS:
  Net investment income.....................................    $    20,175,580    $    19,212,934
DIVIDENDS TO SHAREHOLDERS FROM:
  Net investment income.....................................        (20,175,580)       (19,212,934)
SHARE TRANSACTIONS (AT $1.00 PER SHARE):
  Proceeds from sales of shares.............................      1,786,852,279      1,744,307,612
  Net asset value of shares issued in reinvestment of
    dividends...............................................         19,037,821         18,397,929
                                                                ---------------    ---------------
                                                                  1,805,890,100      1,762,705,541
  Cost of shares redeemed...................................     (1,753,141,583)    (1,732,685,036)
                                                                ---------------    ---------------
  Net increase in shareholders' equity from share
    transactions............................................         52,748,517         30,020,505
                                                                ---------------    ---------------
NET INCREASE IN SHAREHOLDERS' EQUITY........................         52,748,517         30,020,505
SHAREHOLDERS' EQUITY:
  At beginning of year......................................        403,167,387        373,146,882
                                                                ---------------    ---------------
  At end of year............................................    $   455,915,904    $   403,167,387
                                                                ===============    ===============

                            OLDE MONEY MARKET SERIES
                              FINANCIAL HIGHLIGHTS

For a share of capital stock outstanding throughout each year:

                                                             YEAR ENDED OCTOBER 31
                                                1998       1997       1996       1995       1994
                                              --------   --------   --------   --------   --------
NET ASSET VALUE, BEGINNING OF YEAR..........  $1.00      $1.00      $1.00      $1.00      $1.00
INVESTMENT OPERATIONS:
  Net investment income.....................   0.0476     0.0470     0.0460     0.0487     0.0293
DISTRIBUTIONS:
  Dividends from net investment income......  (0.0476)   (0.0470)   (0.0460)   (0.0487)   (0.0293)
                                              --------   --------   --------   --------   --------
NET ASSET VALUE, END OF YEAR................  $1.00      $1.00      $1.00      $1.00      $1.00
                                              ========   ========   ========   ========   ========
  Total return(annualized)..................  +4.76%     +4.70%     +4.60%     +4.87%     +2.93%
RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (000's
    omitted)................................  $455,916   $403,167   $373,147   $313,232   $209,288
  Ratio of expenses to average net assets...   0.91%      0.95%      1.00%      1.07%      1.05%
  Ratio of net investment income to average
  net assets................................   4.76%      4.70%      4.60%      4.87%      2.93%

                            See accompanying notes.

--------------------------------------------------------------------------------
                              OLDE CUSTODIAN FUND
--------------------------------------------------------------------------------

                        OLDE PREMIUM MONEY MARKET SERIES
                            SCHEDULE OF INVESTMENTS
                                OCTOBER 31, 1998

 PRINCIPAL                                                                      AMORTIZED
  AMOUNT                                                                           COST
               DOMESTIC COMMERCIAL PAPER - 29.39%
$ 3,400,000    Texas Utilities Company, 6.150%, due 11/02/98...............    $  3,399,419
  5,115,000    Morgan Stanley Dean Witter Discover, 5.300%, due 11/02/98...       5,114,247
  8,545,000    G.E. Company, 5.250%, due 11/03/98..........................       8,542,508
  5,000,000    GTE Corporation, 5.280%, due 11/04/98.......................       4,997,800
  5,000,000    Aetna Services Incorporated, 5.420%, due 11/06/98...........       4,996,236
  4,765,000    G.E. Company, 5.280%, due 11/06/98..........................       4,761,506
  3,130,000    Goldman Sachs Group, L.P., 5.340%, due 11/09/98.............       3,126,286
  4,915,000    Aetna Services Incorporated, 5.280%, due 11/10/98...........       4,908,512
  7,005,000    Aetna Services Incorporated, 5.260%, due 11/12/98...........       6,993,741
  4,920,000    Goldman Sachs Group, L.P., 5.360%, due 11/17/98.............       4,908,279
  4,110,000    Sears Acceptance Corporation, 5.270%, due 11/18/98..........       4,099,772
  4,200,000    Norwest Financial Incorporated, 5.250%, due 11/20/98........       4,188,363
  5,655,000    CIGNA Corporation, 5.120%, due 11/23/98.....................       5,637,306
  4,265,000    Household Finance Corporation, 5.230%, due 11/27/98.........       4,248,890
  3,625,000    Chrysler Financial Corporation, 5.190%, due 11/30/98........       3,609,844
  5,000,000    Sears Acceptance Corporation, 5.130%, due 12/15/98..........       4,968,650
  4,480,000    Sears Acceptance Corporation, 5.130%, due 12/16/98..........       4,451,272
  8,095,000    General Motors Acceptance Corporation, 5.160%, due
               01/13/99....................................................       8,010,299
  6,525,000    Deere & Company, 5.080%, due 01/27/99.......................       6,444,895
  5,215,000    G.E. Capital Services, 5.060%, due 02/12/99.................       5,139,501
                                                                               ------------
                                                                                102,547,326
               YANKEE COMMERCIAL PAPER - 13.21%
  6,000,000    Daimler Benz NA Corporation, 5.280%, due 11/05/98...........       5,996,480
  5,000,000    Daimler Benz NA Corporation, 5.260%, due 11/09/98...........       4,994,156
  7,780,000    Hitachi America Limited, 5.200%, due 11/13/98...............       7,766,515
  5,000,000    FCE Bank PLC, 5.120%, due 11/24/98..........................       4,983,644
  4,765,000    FCE Bank PLC, 5.120%, due 11/25/98..........................       4,748,735
  4,280,000    Hitachi Credit America Corporation, 5.400%, due 12/10/98....       4,254,962
  4,825,000    American Honda Finance Corporation, 5.200%, due 01/12/99....       4,774,820
  4,390,000    Fuji Photo Film Finance USA, 5.100%, due 01/14/99...........       4,343,978
  4,300,000    FCE Bank PLC, 5.100%, due 01/28/99..........................       4,246,393
                                                                               ------------
                                                                                 46,109,683

 PRINCIPAL                                                                      AMORTIZED
  AMOUNT                                                                           COST
               BANK OBLIGATIONS - 15.33%
$ 4,000,000    Bayerische Landesbank New York, 5.810%, due 12/17/98........    $  3,999,517
  3,500,000    Credit Suisse First Boston, 5.600%, due 02/11/99............       3,500,000
  5,000,000    Deutsche Bank New York, 5.695%, due 03/05/99................       4,999,186
  5,000,000    Credit Suisse First Boston, 4.790%, due 04/19/99 (a)........       5,000,000
  2,000,000    Rabobank Nederland New York, 5.740%, due 04/28/99...........       1,999,487
 12,000,000    Barclays Bank New York, 5.240%, due 06/02/99 (a)............      11,994,838
  7,000,000    Swiss Bank Corporation New York, 5.740%, due 06/11/99.......       6,999,739
  5,000,000    Abbey National Treasury, 5.244%, due 06/15/99 (a)...........       4,996,803
 10,000,000    Bayerische Landesbank New York, 5.092%, due 06/30/99 (a)....       9,995,048
                                                                               ------------
                                                                                 53,484,618
               SHORT-TERM NOTES - 41.55%
  7,000,000    U.S. Bancorp NA, 5.093%, due 11/16/98 (a)...................       6,999,814
  4,000,000    Nations Bank of Texas NA, 5.600%, due 12/18/98 (a)..........       4,000,824
  3,000,000    Salomon Smith Barney Holdings, 5.180%, due 01/14/99.........       3,000,000
  5,000,000    Abbey National Treasury, 5.540%, due 01/20/99...............       4,998,379
  5,000,000    Toyota Motor Credit Corporation, 5.560%, due 01/29/99.......       4,999,530
  3,000,000    Key Bank NA, 5.130%, due 01/29/99 (a).......................       2,999,643
  5,000,000    American Express Credit Corporation, 7.375%, due
               02/01/99....................................................       5,019,613
  3,000,000    Abbey National Treasury, 5.500%, due 02/02/99...............       2,999,047
  3,000,000    Merrill Lynch & Company, 5.169%, due 02/26/99 (a)...........       3,000,000
  3,000,000    J.P. Morgan & Company, 5.750%, due 03/10/99.................       3,000,000
  8,000,000    Chrysler Financial Corporation, 5.208%, due 03/11/99 (a)....       8,000,116
  4,000,000    National City Bank Indiana, 5.107%, due 04/20/99 (a)........       3,998,901
  5,000,000    American Express Centurion Bank, 5.159%, due 04/26/99 (a)...       5,000,000
  4,000,000    American Honda Finance Corporation, 5.199%, due 04/28/99
               (a).........................................................       4,000,000
  5,000,000    General Motors Acceptance Corporation, 5.390%, due
               04/30/99....................................................       5,000,325
  3,000,000    Bank One NA, 5.740%, due 05/11/99...........................       2,999,084
  7,000,000    U.S. Bank NA, 5.103%, due 05/20/99 (a)......................       6,997,921
  5,000,000    Merrill Lynch & Company, 5.169%, due 06/25/99 (a)...........       5,000,000
 13,000,000    J.P. Morgan & Company, 5.265%, due 07/07/99 (a).............      12,994,777
  5,000,000    First National Bank of Chicago, 5.286%, due 07/14/99 (a)....       4,998,107
  3,000,000    John Deere Capital Corporation, 5.650%, due 08/06/99........       2,998,629
  5,000,000    Pepsico Incorporated, 5.498%, due 08/19/99 (a)..............       4,995,502
  3,000,000    Norwest Corporation, 5.550%, due 08/31/99...................       2,998,805
  6,000,000    G.E. Capital Corporation, 5.544%, due 09/08/99 (a)..........       6,000,000
  5,000,000    IBM Credit Corporation, 5.450%, due 09/16/99 (a)............       5,000,000
  6,000,000    Key Bank NA, 5.345%, due 09/23/99 (a).......................       5,997,321
  5,000,000    Toyota Motor Credit Corporation, 5.283%, due 10/06/99 (a)...       4,998,630
  4,000,000    IBM Corporation, 5.293%, due 10/19/99 (a)...................       3,998,457
  3,000,000    Toyota Motor Credit Corporation, 5.383%, due 10/19/99 (a)...       3,000,000
  5,000,000    Caterpillar Financial Service Corporation, 5.480%, due
               11/15/99 (a)................................................       4,999,004
                                                                               ------------
                                                                                144,992,429
                                                                               ------------
                                                     TOTAL INVESTMENTS -
                                                     99.5% ................     347,134,056
                                                     OTHER ASSETS LESS
                                                     LIABILITIES - 0.5% ...       1,800,120
                                                                               ------------
                                                     NET ASSETS - 100% ....    $348,934,176
                                                                               ============

   (a)- Variable rate securities. The rates shown are the current rates as of
                               October 31, 1998.

                            See accompanying notes.

--------------------------------------------------------------------------------
                              OLDE CUSTODIAN FUND
--------------------------------------------------------------------------------

                        OLDE PREMIUM MONEY MARKET SERIES
                      STATEMENT OF ASSETS AND LIABILITIES
                                OCTOBER 31, 1998

ASSETS:
  Investments at amortized cost (Note 1)....................    $347,134,056
  Cash......................................................           2,819
  Interest receivable.......................................       1,989,599
  Prepaid expenses..........................................          36,326
                                                                ------------
    TOTAL ASSETS............................................     349,162,800
LIABILITIES:
  Dividends payable (Note 2)................................          93,243
  Accrued expenses..........................................          18,866
  Payable to OLDE Asset Management, Inc.....................         116,515
                                                                ------------
    TOTAL LIABILITIES.......................................         228,624
                                                                ------------
NET ASSETS applicable to 348,934,176 outstanding shares,
  unlimited number of shares authorized, $0.01 par value....    $348,934,176
                                                                ============
NET ASSET VALUE, offering and redemption price per share
  on 348,934,176 shares of beneficial interest
  outstanding...............................................           $1.00
                                                                ============

                        OLDE PREMIUM MONEY MARKET SERIES
                            STATEMENT OF OPERATIONS
                          YEAR ENDED OCTOBER 31, 1998

INTEREST INCOME (Note 1):...................................    $ 18,262,315
EXPENSES:
  Management fees...........................................         963,833
  Transfer agent fees.......................................         412,789
  Custodian fees............................................          23,369
  Professional fees.........................................          18,798
  Accounting fees...........................................          16,500
  Printing and postage......................................          16,514
  Trustee fees..............................................           3,650
  Insurance.................................................           8,375
  Registration costs........................................          95,833
  12b-1 distribution costs..................................          32,163
                                                                ------------
    TOTAL EXPENSES..........................................       1,591,824
                                                                ------------
NET INVESTMENT INCOME.......................................    $ 16,670,491
                                                                ============

                            See accompanying notes.

--------------------------------------------------------------------------------
                              OLDE CUSTODIAN FUND
--------------------------------------------------------------------------------

                        OLDE PREMIUM MONEY MARKET SERIES
                      STATEMENTS OF CHANGES IN NET ASSETS

                                                                    YEAR ENDED OCTOBER 31
                                                                    1998             1997
                                                                -------------    -------------
OPERATIONS:
  Net investment income.....................................    $  16,670,491    $  13,741,064
DIVIDENDS TO SHAREHOLDERS FROM:
  Net investment income.....................................      (16,670,491)     (13,741,064)
SHARE TRANSACTIONS (AT $1.00 PER SHARE):
  Proceeds from sales of shares.............................      945,132,831      864,458,150
  Net asset value of shares issued in reinvestment of
    dividends...............................................       15,892,318       13,233,279
                                                                -------------    -------------
                                                                  961,025,149      877,691,429
  Cost of shares redeemed...................................     (902,053,911)    (821,690,883)
                                                                -------------    -------------
  Net increase in shareholders' equity from share
    transactions............................................       58,971,238       56,000,546
                                                                -------------    -------------
NET INCREASE IN SHAREHOLDERS' EQUITY........................       58,971,238       56,000,546
SHAREHOLDERS' EQUITY:
  At beginning of year......................................      289,962,938      233,962,392
                                                                -------------    -------------
  At end of year............................................    $ 348,934,176    $ 289,962,938
                                                                =============    =============

                        OLDE PREMIUM MONEY MARKET SERIES
                              FINANCIAL HIGHLIGHTS

For a share of capital stock outstanding throughout each year:

                                                                 YEAR ENDED OCTOBER 31
                                                  1998        1997        1996        1995        1994
                                                --------    --------    --------    --------    --------
NET ASSET VALUE, BEGINNING OF YEAR..........     $1.00       $1.00       $1.00       $1.00       $1.00
INVESTMENT OPERATIONS:
  Net investment income.....................      0.0519      0.0508      0.0490      0.0524      0.0339
DISTRIBUTIONS:
  Dividends from net investment income......     (0.0519)    (0.0508)    (0.0490)    (0.0524)    (0.0339)
                                                --------    --------    --------    --------    --------
NET ASSET VALUE, END OF YEAR................     $1.00       $1.00       $1.00       $1.00       $1.00
                                                ========    ========    ========    ========    ========
  Total return(annualized)..................     +5.19%      +5.08%      +4.90%      +5.24%      +3.39%
RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (000's
    omitted)................................    $348,934    $289,963    $233,962    $178,203     $87,946
  Ratio of expenses to average net assets...      0.50%       0.58%       0.70%       0.70%       0.60%
  Ratio of net investment income to average
  net assets................................      5.19%       5.08%       4.90%       5.24%       3.39%

                            See accompanying notes.

--------------------------------------------------------------------------------
                              OLDE CUSTODIAN FUND
--------------------------------------------------------------------------------

                     OLDE PREMIUM PLUS MONEY MARKET SERIES
                            SCHEDULE OF INVESTMENTS
                                OCTOBER 31, 1998

 PRINCIPAL                                                                      AMORTIZED
  AMOUNT                                                                           COST
              DOMESTIC COMMERCIAL PAPER - 34.95%
$40,590,000   Morgan Stanley Dean Witter Discover, 5.300%, due 11/02/98...    $   40,584,024
 23,500,000   Nabisco Incorporated, 6.050%, due 11/02/98..................        23,496,051
 23,500,000   Raytheon Company, 6.000%, due 11/02/98......................        23,496,083
 23,500,000   Texas Utilities Company, 6.150%, due 11/02/98...............        23,495,985
 17,310,000   Conagra Incorporated, 5.600%, due 11/03/98..................       17,304,615\
 35,965,000   Sears Acceptance Corporation, 5.270%, due 11/03/98..........        35,954,470
 45,000,000   G.E. Capital Corporation, 5.280%, due 11/04/98..............        44,980,200
  7,925,000   G.E. Capital Corporation, 5.280%, due 11/05/98..............         7,920,351
 39,935,000   Norwest Financial Incorporated, 5.390%, due 11/05/98........        39,911,083
 13,570,000   Goldman Sachs Group, L.P., 5.340%, due 11/09/98.............        13,553,897
 35,000,000   Goldman Sachs Group, L.P., 5.330%, due 11/09/98.............        34,958,544
 57,420,000   G.E. Company, 5.270%, due 11/10/98..........................        57,344,349
 37,205,000   American Express Credit Corporation, 5.210%, due 11/12/98...        37,145,772
 27,625,000   Goldman Sachs Group, L.P., 5.170%, due 11/20/98.............        27,549,622
 18,580,000   Norwest Financial Incorporated, 5.110%, due 11/20/98........        18,529,891
 29,615,000   Norwest Financial Incorporated, 5.250%, due 11/23/98........        29,519,985
 30,000,000   CIGNA Corporation, 5.120%, due 11/24/98.....................        29,901,867
 40,000,000   Goldman Sachs Group, L.P., 5.200%, due 11/27/98.............        39,849,778
 21,510,000   Chrysler Financial Corporation, 5.190%, due 11/30/98........        21,420,070
 29,490,000   Associates Corporation NA, 5.080%, due 12/09/98.............        29,331,868
 45,885,000   G.E. Capital Services, 5.090%, due 12/10/98.................        45,631,982
 25,095,000   G.E. Capital Services, 5.210%, due 12/15/98.................        24,935,201
 49,230,000   G.E. Company, 5.130%, due 12/31/98..........................        48,809,084
 12,765,000   General Motors Acceptance Corporation, 5.160%, due                  12,633,265
              01/12/99....................................................
 50,000,000   General Motors Acceptance Corporation, 5.160%, due                  49,476,833
              01/13/99....................................................
 21,530,000   G.E. Capital Corporation, 5.030%, due 01/21/99..............        21,286,334
 40,000,000   G.E. Capital Services, 5.030%, due 01/22/99.................        39,541,711
                                                                              --------------
                                                                                 838,562,915
              YANKEE COMMERCIAL PAPER - 9.32%
 44,875,000   Statoil, 5.480%, due 11/06/98...............................        44,840,845
 50,000,000   Deutsche Bank Financial Incorporated, 5.330%, due                   49,918,569
              11/12/98....................................................
 21,000,000   Canon U.S.A. Incorporated, 5.350%, due 11/13/98.............        20,962,550
 39,080,000   FCE Bank PLC, 5.120%, due 11/25/98..........................        38,946,607
 34,850,000   FCE Bank PLC, 5.100%, due 01/27/99..........................        34,420,474
 35,000,000   FCE Bank PLC, 5.100%, due 01/28/99..........................        34,563,667
                                                                              --------------
                                                                                 223,652,712
              BANK OBLIGATIONS - 14.23%
 46,000,000   Bayerische Landesbank New York, 5.810%, due 12/17/98........        45,994,454
 16,500,000   Credit Suisse First Boston, 5.600%, due 02/11/99............        16,500,000
 20,000,000   Deutsche Bank New York, 5.695%, due 03/05/99................        19,996,745
 15,000,000   Deutsche Bank New York, 5.700%, due 03/30/99................        14,995,040
 20,000,000   Credit Suisse First Boston, 4.790%, due 04/19/99 (a)........        20,000,000
 23,000,000   Rabobank Nederland New York, 5.740%, due 04/28/99...........        22,994,093
 88,000,000   Barclays Bank New York, 5.240%, due 06/02/99 (a)............        87,962,142
 28,000,000   Swiss Bank Corporation New York, 5.740%, due 06/11/99.......        27,998,953

 PRINCIPAL                                                                      AMORTIZED
  AMOUNT                                                                           COST
              BANK OBLIGATIONS - (CONTINUED)
$45,000,000   Abbey National Treasury, 5.244%, due 06/15/99 (a)...........    $   44,971,231
 40,000,000   Bayerische Landesbank New York, 5.092%, due 06/30/99 (a)....        39,980,192
                                                                              --------------
                                                                                 341,392,850
              SHORT TERM NOTES - 40.30%
 41,000,000   U.S. Bankcorp NA, 5.093%, due 11/16/98 (a)..................        40,999,037
 15,000,000   Nationsbank of Texas NA, 5.600%, due 12/18/98 (a)...........        15,003,092
 17,000,000   Salomon Smith Barney Holdings, 5.180%, due 01/14/99.........        17,000,000
 22,000,000   Abbey National Treasury, 5.540%, due 01/20/99...............        21,991,599
 17,000,000   Key Bank NA, 5.130%, due 01/29/99 (a).......................        16,997,977
 38,000,000   Toyota Motor Credit Corporation, 5.560%, due 01/29/99.......        37,996,424
 18,000,000   Abbey National Treasury, 5.500%, due 02/02/99...............        17,994,281
 15,000,000   Chrysler Financial Corporation, 5.208%, due 02/17/99 (a)....        14,995,851
 18,000,000   Merrill Lynch & Company, 5.169%, due 02/26/99 (a)...........        18,000,000
 15,000,000   J.P. Morgan & Company, 5.750%, due 03/10/99.................        15,000,000
 15,000,000   First Bank NA (U.S. Bank NA), 5.323%, due 03/17/99..........        15,007,877
 13,000,000   Merrill Lynch & Company, 5.463%, due 04/06/99 (a)...........        13,011,822
 40,000,000   National City Bank Indiana, 5.107%, due 04/20/99 (a)........        39,989,013
 35,000,000   American Express Centurion Bank, 5.159%, due 04/26/99 (a)...        35,000,000
 25,000,000   American Honda Finance, 5.199%, due 04/28/99 (a)............        25,000,000
 30,000,000   General Motors Acceptance Corporation, 5.380%, due 05/07/99         30,003,536
              (a).........................................................
 25,000,000   Key Bank NA, 5.095%, due 05/12/99 (a).......................        24,990,029
 25,000,000   First Bank NA Minneapolis, 5.243%, due 05/19/99 (a).........        25,010,018
 35,000,000   U.S. Bank NA, 5.103%, due 05/20/99 (a)......................        34,989,607
 45,000,000   Merrill Lynch & Company, 5.169%, due 06/25/99 (a)...........        45,000,000
 19,000,000   J.P. Morgan & Company, 5.265%, due 07/07/99 (a).............        18,992,367
 20,000,000   American Honda Finance Corporation, 5.300%, due 07/08/99            20,000,000
              (a).........................................................
 30,000,000   First National Bank of Chicago, 5.286%, due 07/14/99 (a)....        29,988,638
 23,000,000   John Deere Capital Corporation, 5.650%, due 08/06/99........        22,989,489
 17,000,000   American Express Centurion Bank, 5.353%, due 08/18/99 (a)...        17,000,000
 37,000,000   Pepsico Incorporated, 5.498%, due 08/19/99 (a)..............        36,966,714
 25,000,000   American Express Centurion Bank, 5.167%, due 08/20/99 (a)...        25,000,000
 37,000,000   Norwest Corporation, 5.550%, due 08/31/99...................        36,985,266
 42,000,000   G.E. Capital Corporation, 5.544%, due 09/08/99 (a)..........        42,000,000
 37,000,000   IBM Credit Corporation, 5.450%, due 09/16/99 (a)............        37,000,000
 36,000,000   Key Bank NA, 5.345%, due 09/23/99 (a).......................        35,983,923
 35,000,000   Toyota Motor Credit Corporation, 5.283%, due 10/06/99 (a)...        34,990,411
 30,000,000   IBM Corporation, 5.293%, due 10/19/99 (a)...................        29,988,427
 20,000,000   Toyota Motor Credit Corporation, 5.383%, due 10/19/99 (a)...        20,000,000
 20,000,000   General Motors Acceptance Corporation, 5.179%, due 10/28/99         19,977,756
              (a).........................................................
 35,000,000   Caterpillar Financial Services Corporation, 5.480%, due             34,993,030
              11/15/99(a).................................................
                                                                              --------------
                                                                                 966,836,184
              US GOVERNMENT AGENCY - 0.69%
 16,450,000   Federal Home Loan Bank, 5.530%, due 02/26/99................        16,448,352
                                                                              --------------
                                                                                  16,448,352
                                                                              --------------
                                                    TOTAL INVESTMENTS -        2,386,893,013
                                                    99.5%.................
                                                    OTHER ASSETS LESS
                                                    LIABILITIES - 0.5%....        12,251,224
                                                                              --------------
                                                    NET ASSETS - 100%.....    $2,399,144,237
                                                                              ==============

  (a) - Variable rate securities. The rates shown are the current rates as of October 31, 1998.
                            See accompanying notes.

--------------------------------------------------------------------------------
                              OLDE CUSTODIAN FUND
--------------------------------------------------------------------------------

                     OLDE PREMIUM PLUS MONEY MARKET SERIES
                      STATEMENT OF ASSETS AND LIABILITIES
                                OCTOBER 31, 1998

ASSETS:
  Investments at amortized cost (Note 1)....................      $2,386,893,013
  Cash......................................................               1,179
  Interest receivable.......................................          13,459,617
  Prepaid expenses..........................................             104,647
                                                                  --------------
    TOTAL ASSETS............................................       2,400,458,456

LIABILITIES:
  Dividends payable (Note 2)................................             682,019
  Accrued expenses..........................................             230,871
  Payable to OLDE Asset Management, Inc. ...................             401,329
                                                                  --------------
    TOTAL LIABILITIES.......................................           1,314,219
                                                                  --------------
NET ASSETS applicable to 2,399,144,237 outstanding shares,
  unlimited number of shares authorized, $0.01 par value....      $2,399,144,237
                                                                  ==============
NET ASSET VALUE, offering and redemption price per share
  on 2,399,144,237 shares of beneficial interest
  outstanding...............................................               $1.00
                                                                  ==============

                     OLDE PREMIUM PLUS MONEY MARKET SERIES
                            STATEMENT OF OPERATIONS
                          YEAR ENDED OCTOBER 31, 1998

INTEREST INCOME (Note 1):...................................      $  125,394,227
EXPENSES:
  Management fees...........................................           3,312,960
  Transfer agent fees.......................................             538,834
  Custodian fees............................................             114,173
  Professional fees.........................................              20,623
  Accounting fees...........................................              16,500
  Printing and postage......................................              30,898
  Trustee fees..............................................              36,500
  Insurance.................................................              24,009
  Registration costs........................................             212,394
  12b-1 distribution costs..................................           1,424,223
                                                                  --------------
  TOTAL EXPENSES............................................           5,731,114
  Expenses waived and reimbursed............................          (1,313,836)
                                                                  --------------
  NET EXPENSES..............................................           4,417,278
                                                                  --------------
NET INVESTMENT INCOME.......................................      $  120,976,949
                                                                  ==============

                            See accompanying notes.

--------------------------------------------------------------------------------
                              OLDE CUSTODIAN FUND
--------------------------------------------------------------------------------

                     OLDE PREMIUM PLUS MONEY MARKET SERIES
                      STATEMENTS OF CHANGES IN NET ASSETS

                                                                      YEAR ENDED OCTOBER 31
                                                                     1998               1997
                                                                ---------------    ---------------
OPERATIONS:
  Net investment income.....................................    $   120,976,949    $   110,741,315
DIVIDENDS TO SHAREHOLDERS FROM:
  Net investment income.....................................       (120,976,949)      (110,741,315)
SHARE TRANSACTIONS (AT $1.00 PER SHARE):
  Proceeds from sales of shares.............................      3,921,475,038      3,644,008,369
  Net asset value of shares issued in reinvestment of
    dividends...............................................        117,405,508        109,145,684
                                                                ---------------    ---------------
                                                                  4,038,880,546      3,753,154,053
  Cost of shares redeemed...................................     (3,707,015,547)    (3,511,354,911)
                                                                ---------------    ---------------
  Net increase in shareholders' equity from share
    transactions............................................        331,864,999        241,799,142
                                                                ---------------    ---------------
NET INCREASE IN SHAREHOLDERS' EQUITY........................        331,864,999        241,799,142
SHAREHOLDERS' EQUITY:
  At beginning of year......................................      2,067,279,238      1,825,480,096
                                                                ---------------    ---------------
  At end of year............................................    $ 2,399,144,237    $ 2,067,279,238
                                                                ===============    ===============

                     OLDE PREMIUM PLUS MONEY MARKET SERIES
                              FINANCIAL HIGHLIGHTS

For a share of capital stock outstanding throughout each year:

                                                                 YEAR ENDED OCTOBER 31
                                                 1998         1997         1996         1995        1994
                                              ----------   ----------   ----------   ----------   --------
NET ASSET VALUE, BEGINNING OF YEAR..........     $1.00        $1.00        $1.00        $1.00      $1.00
INVESTMENT OPERATIONS:
  Net investment income.....................      0.0548       0.0552       0.0560       0.0598     0.0401
DISTRIBUTIONS:
  Dividends from net investment income......     (0.0548)     (0.0552)     (0.0560)     (0.0598)   (0.0401)
                                              ----------   ----------   ----------   ----------   --------
NET ASSET VALUE, END OF YEAR................     $1.00        $1.00        $1.00        $1.00      $1.00
                                              ==========   ==========   ==========   ==========   ========
  Total return(annualized)..................     +5.48%       +5.52%       +5.60%       +5.98%     +4.01%
RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (000's
  omitted)..................................  $2,399,144   $2,067,279   $1,825,480   $1,172,123   $392,304
  Ratio of net expenses to average net
  assets....................................      0.20%        0.14%        -            -           -
  Ratio of total expenses to average net
  assets....................................      0.26%        0.27%        0.36%        0.37%      0.33%
  Ratio of net investment income to average
  net assets................................      5.48%        5.52%        5.60%        5.98%      4.01%

                            See accompanying notes.

--------------------------------------------------------------------------------
                              OLDE CUSTODIAN FUND
--------------------------------------------------------------------------------

                         NOTES TO FINANCIAL STATEMENTS
                                OCTOBER 31, 1998

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
OLDE Custodian Fund (the Fund) is a business trust established under the laws of Massachusetts and is registered under the Investment Company Act of 1940 as a diversified, open-end management company. Three series of the Fund are currently offered for sale: OLDE Money Market Series, OLDE Premium Money Market Series and OLDE Premium Plus Money Market Series.

NATURE OF OPERATIONS
The investment objective of each series is maximum current income, consistent with preservation of capital and liquidity.

SECURITY VALUATION
The Fund utilizes the amortized cost method to determine the carrying value of its investment securities. Under this method, investment securities are valued for both financial reporting and Federal tax purposes at cost and any discount or premium is amortized from the date of acquisition to maturity. The use of this method results in a carrying value which approximates the market value. Since the Fund's portfolio investments are valued at amortized cost, there will normally not be any unrealized gains or losses on such investments. However, should the carrying value of the Fund's investment deviate significantly from market value, the Board of Trustees could decide to value the investments at market value.

Investment securities purchases and sales are accounted for on a trade-date basis.

INTEREST INCOME
Interest income is recorded daily on the accrual basis, adjusted for amortization of premium and accretion of discount.

EXPENSES
Expenses of each series are accrued daily.

USE OF ACCOUNTING ESTIMATES
The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

2. DIVIDENDS TO SHAREHOLDERS
On each day the New York Stock Exchange is open for business, the Fund declares dividends of its daily net investment income to shareholders of record prior to the declaration.

Each series calculates its dividends based on its daily net investment income. For this purpose, the net investment income of each series consists of (1) accrued interest income adjusted for amortized discount or premium, (2) any short-term realized gains or losses on investments, and (3) a deduction for accrued expenses allocated to that series.

3. FEDERAL INCOME TAXES
The Internal Revenue Code of 1986, as amended, treats each series of the Fund as a separate regulated investment company. It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its income to shareholders. Therefore, no Federal income tax provision is required in the accompanying financial statements.

4. TRANSACTIONS WITH AFFILIATES
The Fund has an Investment Advisory Agreement with OLDE Asset Management, Inc. (the Adviser). Under the current agreement, the Adviser receives a monthly management fee equal to an annual rate of the average daily net asset value of each series in accordance with the following schedule:

OLDE Money Market Series                      0.50%
OLDE Premium Money Market Series              0.30%
OLDE Premium Plus Money Market Series         0.15%

The Advisory Agreement also provides for the Adviser to reimburse a series for the aggregate expenses of a series (excluding taxes, brokerage fees, and, to the extent permitted by state securities laws, extraordinary expenses) which exceed 2% of its first $10 million in assets, 1 1/2% of the next

$20 million and 1% of assets in excess of $30 million.

The Fund has an Accounting Service Agreement with the Adviser. Under the current agreement, the Adviser receives a fixed fee of $1,375 per month for each series.

The Fund has a Shareholder Services Agreement with OLDE Discount Corporation (OLDE Discount). Under the current agreement, OLDE Discount receives a fixed fee of $24 per beneficial account per annum.

The Fund has an Underwriting Agreement with OLDE Discount. As underwriter for the Fund, OLDE Discount received no commissions for the year ended October 31, 1998. For the year ended October 31, 1998, the Fund made no direct payments to its officers and affiliated trustees and incurred trustee fees of $47,450 to unaffiliated trustees.

Effective January 1, 1997 through January 1, 2000, the Adviser has voluntarily agreed to limit expenses of OLDE Premium Plus Money Market Series to no more than .25% of average net assets. The Adviser may, in its discretion, reimburse additional expenses of the Series. For the year ended October 31, 1998, the Series incurred total expenses of $5,731,114. The Adviser waived fees of $4,270. OLDE Discount waived 12b-1 expenses of $1,309,566.

5. DISTRIBUTION ASSISTANCE
Under a Plan and Agreement of Distribution pursuant to Rule 12b-1 of the Investment Company Act of 1940, OLDE Discount is entitled to reimbursement of certain expenses of distribution in an amount not to exceed an annual rate of the average daily net asset value of each series in accordance with the following schedule:

OLDE Money Market Series                      0.25%
OLDE Premium Money Market Series              0.15%
OLDE Premium Plus Money Market Series         0.15%

For the year ended October 31, 1998, the annualized percentage rate of 12b-1 expense was .02% for OLDE Money Market Series, .01% for OLDE Premium Money Market Series and .06% for OLDE Premium Plus Money Market Series.

6. INVESTMENT SECURITIES TRANSACTIONS
Investment securities transactions for the year ended October 31, 1998 are as follows:

  OLDE Money Market Series:
    Purchases:  $2,654,202,122
    Sales (including maturities):  $2,611,389,113
  OLDE Premium Money Market Series:
    Purchases:  $1,987,421,078
    Sales (including maturities):  $1,935,783,041
  OLDE Premium Plus Money Market Series:
    Purchases:  $13,745,072,556
    Sales (including maturities):  $13,468,443,476

7. BANK LINE OF CREDIT
At October 31, 1998 a secured line of credit in the amount of $10,000,000 was available to the Fund. This line of credit is cancelable by the bank. Advances under the line bear interest at the federal funds rate plus 1/2%. There have been no borrowings under this line as of October 31, 1998.

8. YEAR 2000 (UNAUDITED)
The Year 2000 (Y2K) issue is, in brief, the programming of computer systems to recognize the values "00" in a date field as the Year 2000, and not the year 1900.

The Fund is largely dependent upon the computer systems of the Adviser and third party vendors and is taking steps reasonably designed to ensure that those systems will be Year 2000 compliant, meaning that they will be capable of processing transactions and data on and after January 1, 2000, properly recognizing the century.

At this time, there can be no assurances that the systems of the Adviser and third party vendors upon which the Fund relies will not have an adverse effect on the Fund's operations. The Fund believes, however, that with scheduled modifications to, and/or replacement of, existing systems by the Adviser and third party vendors, the Y2K issue will not pose material operational problems for the Fund.

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ERNST & YOUNG LLP LOGO             REPORT OF INDEPENDENT AUDITORS

To the Shareholders and Board of Trustees of OLDE Custodian Fund:

  We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of OLDE Custodian Fund, comprised of OLDE Money Market Series, OLDE Premium Money Market Series and OLDE Premium Plus Money Market Series, as of October 31, 1998, and the related statements of operations, the statements of changes in net assets and the financial highlights for each of the periods presented. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

  We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned at October 31, 1998, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

  In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the Series comprising OLDE Custodian Fund as of October 31, 1998, and the results of their operations and the changes in their net assets and the financial highlights for the periods referred to above in conformity with generally accepted accounting principles.

Detroit, Michigan
November 25, 1998

                                             ERNST & YOUNG LLP SIGNATURE

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